CAPITAL RISK MANAGEMENT - Adjusted Net Debt and Debt Leverage Ratio (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Current portion of long-term debt	$ 1,551	$ 1,450
Long-term debt	17,137	16,751
Deferred transaction costs and discounts	185	172
Borrowings	18,873	18,373
Add (deduct):
Subordinated notes adjustment	(1,000)	0
Net debt derivative assets	(1,260)	(1,086)
Credit risk adjustment related to net debt derivative assets	(18)	(15)
Short-term borrowings	2,200	1,221
Current portion of lease liabilities	336	278
Lease liabilities	1,621	1,557
Cash and cash equivalents	(715)	(2,484)	$ (494)
Adjusted net debt	$ 20,037	$ 17,844